Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account V,

Ameritas Variable Separate Account VL,

Ameritas Variable Separate Account VA,

Ameritas Variable Separate Account VA-2,

Carillon Account and Carillon Life Account

(Separate Accounts)

Supplement to:

Corporate Benefit VUL, Overture Applause!,

Overture Applause! II, Overture Bravo!, Overture Encore!,

Overture Life SPVUL, UniVar, Overture Viva!,

Executive Select, Regent 2000, Overture Annuity,

Overture Annuity III-Plus, and Allocator 2000 Annuity

Prospectuses Dated May 1, 2007

Excel Choice and Excel Executive Edge

Prospectuses Dated November 5, 2007

Overture Ovation!, Protector hVUL,

and Excel Accumulator

Prospectuses Dated May 1, 2008

Overture Annuity II, Overture Annuity III,

Overture Accent!, and Overture Acclaim!

Prospectuses Dated September 1, 2009

VA I and VA II and VA II SA

Prospectuses Dated December 31, 2009

Designer Annuity and Excel Performance VUL (NY)

Prospectuses Dated May 1, 2010

Allocator 2000

Prospectus Dated September 1, 2010

Advantage VA III

Prospectus Dated May 1, 2012

Medley!

Prospectus Dated May 1, 2013

Overture Medley®

Prospectus Dated May 1, 2016

Excel Performance VUL and Direction Variable Annuity

Prospectuses Dated May 1, 2019

Ameritas Performance II VUL

Prospectus Dated December 16, 2019

and Statements of Additional Information ("SAI")

IN 2399 1-20

Supplement Dated January 10, 2020

Effective January 1, 2020, Ameritas Investment Corp., the underwriter, converted from a Nebraska corporation to a Nebraska limited liability company (Ameritas Investment Company, LLC). All references in the prospectus to Ameritas Investment Corp. (“AIC”) are changed to Ameritas Investment Company, LLC (“AIC”).

All other provisions remain as stated in your Policy, prospectus, supplements and Statement of Additional Information as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2399 1-20